OTHER CURRENT ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Assets [Abstract]
Fair value of derivative contracts (Note 28)	$ 347	$ 589
Current portion of net investment in leases (Note 10)	333	306
Contract assets (Note 6)	165	151
Cash provided as collateral	128	28
Regulatory assets (Note 13)	123	76
Prepaid expenses	86	87
Emissions credits	75	94
Other	82	88
Other current assets	$ 1,339	$ 1,419